Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs

This caption is made up as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Interest on Club Deal promissory note and loan, note 13(c)	59,077	59,643	14,920
Interest on senior notes, note 13 (b.2)	38,603	38,690	60,225
Expenses for the purchase and amortization of issuance costs of senior notes	1,328	1,249	1,027
Interest on lease liabilities	730	573	317
Financial cost of cash flow hedging instruments	-	1,730	15,155
Counterparty credit risk in cross currency swaps	-	12	62
Interest for bank overdraft	-	31	-
Other	14	293	2,108

Total interest expense	99,752	102,221	93,814
Unwinding of discount of provisions, note 12	556	1,824	1,291
	100,308	104,045	95,105